UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6718
DREYFUS INVESTMENT GRADE FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	4/30/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS INFLATION ADJUSTED SECURITIES FUND
Statement of Investments
April 30, 2005 (Unaudited)

	Principal
Bonds and Notes - 98.0%	Amount ($)	Value ($)
U.S. Treasury Inflation Protected Securities:
1.875%, 7/15/2013	365,435 a	376,992
2%, 1/15/2014	108,972 a	113,211
3%, 7/15/2012	1,157,196 a	1,288,852
3.375%, 1/15/2012	847,769 a	960,193
3.375%, 4/15/2032	41,054 a	55,636
3.5%, 1/15/2011	1,030,183 a	1,160,276
3.625%, 4/15/2028	483,737 a,b	647,585
3.875%, 4/15/2019	536,585 a	751,890
4.25%, 1/15/2010	894,735 a	1,024,573
Total Bonds and Notes		6,379,208
(cost $6,268,951)

Short-Term Investments-.4%
U.S. Treasury Bills;
2.49%, 6/16/2005	25,000 b	24,917
(cost $24,913)

Other Investments-1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund	64,000 c	64,000
(cost $64,000)

Total Investment (cost $6,357,864 )	99.4%	6,468,125
Cash and Receivables (net)	0.6%	38,477
Net Assets	100.0%	6,506,602

a Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b Partially or wholly held by a broker as collateral for open financial futures position.
c Investments in affiliated money market mutual funds.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Inflation Adjusted Securities Fund Statement of Financial Futures April 30, 2005 (Unaudited)
		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2005 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	4	433,812	June 2005	3,672

DREYFUS INVESTMENT GRADE FUNDS, INC.: DREYFUS INTERMEDIATE TERM INCOME FUND
Statement of Investments
April 30, 2005 (Unaudited)
	Principal
Bonds and Notes - 103.6%	Amount a		Value ($)
Agricultural - 1.1%
Altria:
Debs., 7.75%, 2027	1,245,000	b	1,465,609
Notes, 7%, 2013	1,330,000		1,471,113
Notes, 7.2%, 2007	3,445,000		3,605,365
			6,542,087
Airlines - 0%
USAir,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	429,622	c,k	43

Asset-Backed-Ctfs./Automobile Receivables - .6%
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B, 4.5%, 2010	1,405,000		1,413,413
WFS Financial Owner Trust,

Ser. 2005-2 Cl. B, 4.64%, 2010	1,865,000		1,874,616
			3,288,029

Asset-Backed Ctfs./Credit Cards - 1.0%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	5,268,000		5,816,097

Asset-Backed Ctfs./Home Equity Loans - 7.6%
Accredited Mortgage Loan Trust,
Ser. 2005-1 Cl. A2A, 3.12%, 2035	4,653,044	d	4,656,454
ACE Securities:
Ser. 2005-HE1, Cl. A2A, 3.14%, 2035	7,465,497	d	7,470,484
Ser. 2005-HE2, Cl. A2A, 3.11%, 2035	4,473,064	d	4,475,657
Bayview Financial Acquisition Trust,
Ser. 2005-B, Cl. 1A6, 5.208%, 2039	1,795,000		1,805,658
Bear Stearns Asset Backed Securities I:
Ser. 2005-HE2, Cl. A1, 3.13%, 2035	1,682,956	d	1,684,117
Ser. 2005-HE3, Cl. A1, 2.93%, 2035	1,346,838	d	1,347,524
Ser. 2005-HE4, Cl. A1, 3.16%, 2035	1,685,000	d	1,685,000
Carrington Mortgage Loan Trust,
Ser. 2005-OPT2, Cl. A1A, 3.18%, 2035	1,600,000		1,600,000
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. A3A, 3.12%, 2035	1,695,000	d	1,695,000
Equifirst Mortgage Loan Trust,
Ser. 2005-1, Cl. A1, 3.08%, 2035	6,309,834	d	6,313,492
Fremont Home Loan Trust II,
Ser. 2005-1, Cl. A1, 3.12%, 2035	1,704,713	d	1,705,701
Mastr Asset Backed Securities Trust,
Ser. 2005-WMC1, Cl. A1, 3.25%, 2035	1,700,000	d	1,700,000
Morgan Stanley ABS Capital I,
Ser. 2005-NC2, Cl. A3A, 3.14%, 2035	5,500,000	d	5,498,281
Residential Asset Securities,
Ser. 2005-EMX1, Cl. AI1, 3.12%, 2035	1,607,811	d	1,608,889
			43,246,257
Asset-Backed Ctfs./Manufactured Housing - .5%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	2,650,000		2,866,151

Asset-Backed/Other - 5.7%
Conseco Finance Home Loan Trust,
Ser. 2000-E, Cl. A5, 8.02%, 2031	941,501		943,902
Countrywide,
Ser. 2005-2, Cl. 2A1, 3.11%, 2035	973,640	d	974,204
Morgan Stanley ABS Capital I:
Ser. 2005-WMC2, Cl. A2A, 3.1%, 2035	3,992,099	d	3,994,413
Ser. 2005-WMC3, Cl. A2A, 3.18%, 2035	1,755,000		1,755,000
Park Place Securities:
Ser. 2005-WHQ1, Cl. A3A, 3.13% 2035	4,053,065	d	4,057,127
Ser. 2005-WHQ2, Cl. A2A, 3.16%, 2035	2,935,000	d	2,935,000
Residential Asset Mortgage Products:
Ser. 2004-RS12, Cl. AI6, 4.547%, 2034	1,000,000		987,194
Ser. 2005-RS2, Cl. AII1, 3.13%, 2035	2,521,023	d	2,523,096
Ser. 2005-RS2, Cl. M2, 3.50%, 2035	1,585,000	d	1,589,599
Ser, 2005-RS2, Cl, M3, 3.57%, 2035	490,000	d	491,989
Ser. 2005-RS3, Cl. AIA1, 2.95%, 2035	2,496,620	d	2,498,125
Ser. 2005-RZ1, Cl. A1, 3.12%, 2034	1,543,851	d	1,544,746
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	6,950,000		6,905,970
Specialty Underwriting & Residential Finance,
Ser. 2005-BC1, Cl. A1A, 3.13%, 2035	1,529,339	d	1,530,226
			32,730,591
Auto Manufacturing - .7%

General Motors:
Bonds, 8.375%, 2033	1,130,000	b	1,104,767
Sr. Debs, 8.375%, 2033	3,769,000	b	2,875,227
			3,979,994
Banking - 2.0%
Chuo Mitsui Trust & Banking,
Sub. Notes, 5.506%, 2049	750,000	e	718,301
Credit Suisse First Boston,
Sub. Notes, 7.75%, 2006	2,000,000	e	2,077,146
Dresdner,
Notes, 3.2%, 2005	2,151,000		2,147,141
Hibernia,
Sub. Notes, 5.35%, 2014	1,230,000		1,241,762
Industrial Bank Of Korea,
Sub. Notes, 4%, 2014	800,000	e	775,412
Washington Mutual,
Notes, 2.4%, 2005	2,120,000		2,107,017
Zions Bancorporation:
Sr. Notes, 2.7%, 2006	920,000		908,808
Sub. Notes, 6%, 2015	1,335,000		1,425,376
			11,400,963
Building Materials - .1%
DR Horton,
Sr. Notes, 5.875%, 2013	515,000		517,263

Chemicals - 1.5%
ICI Wilmington,
Notes, 5.625%, 2013	1,115,000		1,133,898
International Flavors & Fragrance,
Notes, 6.45%, 2006	2,865,000		2,932,494
Lubrizol,
Debs., 6.5%, 2034	1,335,000		1,447,100
RPM International:
Bonds, 6.25%, 2013	1,385,000		1,462,701
Sr. Notes, 4.45%, 2009	1,500,000	e	1,482,408
			8,458,601
Commercial Mortgage Pass - Through Ctfs. - .7%
Bear Stearns Commercial Mortgage Securities,
Ser. 2005-T18, Cl. A2, 4.556%, 2042	1,365,000		1,368,839
Calwest Industrial Trust,
Ser. 2005-CALW, Cl.A, 6.127%, 2017	1,460,000	e	1,579,195
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. A, 5.18%, 2035	1,295,000		1,310,581
			4,258,615
Commercial Services - 1.1%
Aramark Services,
Sr. Notes, 6.375%, 2008	1,900,000		1,997,398
Deluxe,
Notes, Ser. B, 3.5%, 2007	2,500,000		2,446,145
Erac USA Finance,
Notes, 7.95%, 2009	760,000	e	867,860
RR Donnelley & Sons,
Notes, 5%, 2006	800,000		807,624
			6,119,027
Diversified Financial Service - 3.9%
Amvescap,
Sr. Notes, 5.9%, 2007	1,005,000		1,036,073
Capital One Bank,
Sub. Notes, 6.5%, 2013	1,807,000		1,957,749
Countrywide Home Loans:
Medium-Term Notes, Ser. J, 5.5%, 2006	875,000		890,777
Medium-Term Notes, Ser. L, 2.875%, 2007	2,500,000		2,442,625
Notes, 4.125%, 2009	1,445,000		1,415,958
Fondo LatinoAmericano De Reservas,
Notes, 3%, 2006	3,220,000	e	3,190,701
Ford Motor Credit,
Notes, 3.92%, 2007	2,325,000	d	2,226,929
Glencore Funding,
Notes, 6%, 2014	2,885,000	e	2,737,245
HSBC Finance,
Notes, 5.75%, 2007	1,755,000		1,803,531
Pemex Finance,
Bonds, 9.69%, 2009	2,700,000		3,025,120
Textron Financial,
Notes, 2.75%, 2006	1,635,000		1,604,148
			22,330,856
Electric Utilities - 2.1%
Allegheny Energy,
Notes, 7.75%, 2005	1,925,000		1,944,731
Ameren,
Bonds, 4.263%, 2007	595,000		595,227

FPL Energy National Wind,
Notes, 5.608%, 2024	550,000 e	556,709
Jersey Central Power & Light,
First Mortgage, 5.625%, 2016	1,560,000	1,617,882
PPL Capital Funding Trust I
Sub. Notes, 7.29%, 2006	130,000	133,831
Pacific Gas & Electric,
First Mortgage, 4.8%, 2014	2,601,000	2,586,421
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012	770,000	771,925
TXU,
Notes, 4.8%, 2009	3,800,000 e	3,728,629
		11,935,355
Environmental Control - .4%
Waste Management:
Sr. Notes, 6.5%, 2008	950,000	1,012,146
Sr.Notes, 7%, 2028	1,000,000	1,142,775
		2,154,921
Food & Beverages - .8%
Kraft Foods,
Notes, 4.625%, 2006	2,800,000	2,821,157
Safeway,
Notes, 4.125%, 2008	930,000	910,048
Stater Brothers,
Sr. Notes, 8.125%, 2012	1,100,000	1,028,500
		4,759,705
Foreign/Governmental - 8.0%
Argentina Bonos,
Bonds, 3.01%, 2012	3,420,000 c,d	2,865,160
Australia Government,
Bonds, Ser. 121, 5.25%, 2010	15,155,000	11,795,180
Banco Nacional de Desenvolvimento Economico e Social,
Notes, 5.832%, 2008	2,845,000 d	2,845,882
Deutsche Bundesrepublik:
Bonds, Ser. 03, 4.5%, 2013	1,845,000	2,585,641
Bonds, Ser. 03, 4.75%, 2034	3,940,000	5,754,347
Bonds, Ser. 98, 4.125%, 2008	6,520,000	8,798,691
Russian Government:
Bonds, 10%, 2007	5,115,000 e	5,690,437
Bonds, 12.75%, 2028	1,800,000	3,084,077
United Mexican States,
Notes, 6.625%, 2015	2,260,000 b	2,398,990
		45,818,405
Gaming & Lodging - .4%
MGM Mirage,
Sr. Notes, 6%, 2009	950,000	941,688
Mohegan Tribal Gaming Authority,
Sr. Notes, 6.125%, 2013	1,000,000 e	990,000
		1,931,688
Health Care - 1.4%
HCA,
Notes, 5.5%, 2009	2,027,000	2,021,229
Medco Health Solutions,
Sr. Notes, 7.25%, 2013	3,276,000	3,647,089
UnitedHealth:
Notes, 5.2%, 2007	900,000	917,308
Notes, 7.5%, 2005	1,100,000	1,119,679
		7,705,305
Home Furnishings - .2%
Sony Capital,
Notes, 4.95%, 2006	1,390,000 e	1,411,031

Manufacturing - .7%
Bombardier:
Notes, 6.3%, 2014	1,720,000 b,e	1,487,800
Notes, 7.45%, 2034	3,350,000 b,e	2,763,750
		4,251,550
Media - 1.4%
Clear Channel Communications:
Notes, 4.25%, 2009	1,235,000	1,185,402
Notes, 4.5%, 2010	1,700,000	1,628,906
Liberty Media,
Notes, 3.5%, 2006	2,150,000	2,126,281
Media General,
Notes, 6.95%, 2006	490,000	505,983
Reed Elsevier Capital,
Bonds, 6.125%, 2006	2,700,000	2,756,841
		8,203,413
Oil & Gas - .9%
Amerada Hess,
Notes, 7.3%, 2031	1,255,000	1,439,029

Colorado Interstate Gas,
Sr. Notes, 5.95%, 2015	575,000	e	558,989
Pemex Project Funding Master Trust,
Notes, 7.375%, 2014	2,140,000		2,330,460
Sempra Energy,
Sr. Notes, 4.621%, 2007	995,000		999,774
			5,328,252
Packaging & Containers - .3%
Sealed Air,
Bonds, 6.875%, 2033	1,290,000	e	1,433,929

Paper & Forest Products - 1.6%
Celulosa Arauco y Constitucion SA,
Notes, 5.625%, 2015	1,350,000	e	1,357,324
Georgia-Pacific:
Sr. Notes, 8%, 2024	1,300,000		1,391,000
Sr. Notes, 8.875%, 2010	780,000		869,700
Sappi Papier,
Notes, 6.75%, 2012	2,400,000	e	2,611,545
Temple-Inland,
Notes, 5.003%, 2007	2,800,000		2,827,222
			9,056,791
Property-Casualty Insurance - 1.8%
Ace Capital Trust II,
Bonds, 9.7%, 2030	1,625,000		2,200,567
American International,
Notes, 2.85%, 2005	1,460,000		1,454,869
Cincinnati Financial,
Sr. Notes, 6.125%, 2034	1,370,000		1,443,557
North Front Pass-Through Trust,
Notes, 5.81%, 2024	1,385,000	e	1,422,927
Oil Casualty Insurance,
Sub. Debs., 8%, 2034	3,300,000	e	3,496,650
			10,018,570
Real Estate Investment Trust - 2.1%
Archstone-Smith Operating Trust,
Notes, 3%, 2008	1,000,000		959,431
Arden Realty,
Notes, 5.25%, 2015	1,250,000		1,231,185
Duke Realty:
Notes, 4.625%, 2013	1,055,000		1,027,670
Sr. Notes, 5.25%, 2010	1,750,000		1,789,013
EOP Operating:
Bonds, 7.875%, 2031	1,010,000		1,243,631
Sr. Notes, 7%, 2011	600,000		663,624
ERP Operating,
Notes, 4.75%, 2009	560,000		562,092
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014	2,820,000		2,742,075
Mack-Cali Realty,
Notes, 5.05%, 2010	1,600,000		1,616,414
			11,835,135
Residential Mortgage Pass- Through Ctfs. - 3.7%
Banc Of America Mortgage Securities II,
Ser. 2001-4, Cl. B3, 6.75%, 2031	427,674		437,119
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5, 5.01%, 2035	1,700,000		1,701,343
Countrywide Home Loans:
Ser. 2003-8, Cl. B3, 5%, 2018	271,426	e	254,501
Ser. 2003-15, Cl. B3, 4.8724%, 2018	821,724	e	765,154
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	11,551,588		11,913,203
JP Morgan Mortgage Trust V,
Ser. 2005-A1 Cl. A1, 4.484%, 2035	940,374	d	928,808
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1, 7%, 2040	515,162	e	540,860
Residential Funding Mortgage Securities I,
Ser. 2003-S3, Cl. B1, 5.25%, 2018	183,304		176,653
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2005-8XS, Cl. A1, 3.12%, 2035	1,006,328	d	1,006,328
Washington Mutual,
Ser. 2005-AR4, Cl. A4B, 4.684%, 2035	3,325,000	d	3,305,258
			21,029,227
Retail - .4%
May Department Stores:
Notes, 3.95%, 2007	500,000		495,436
Notes, 5.95%, 2008	760,000		788,341
Office Depot,
Notes, 6.25%, 2013	720,000		759,129
Saks,
Notes, 8.25%, 2008	429 b		456

			2,043,362
State Government - 1.5%
Tobacco Settlement Financing / NJ,
Bonds, 6.125%, 2042	8,400,000		8,458,884

Structured Index - 2.4%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	14,675,000	e,f	13,816,513

Technology - .5%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	860,000		885,800
Hewlett-Packard,
Notes, 5.75%, 2006	1,925,000		1,976,409
			2,862,209
Telecommunications - 5.4%
Alltel:
Debs., 6.75%, 2005	1,050,000		1,062,214
Notes, 4.656%, 2007	1,670,000		1,684,997
BellSouth,
Notes, 4.258%, 2006	2,750,000	e	2,750,000
British Telecommunications,
Notes, 7.875%, 2005	1,364,000		1,398,385
Deutsche Telekom International Finance,
Bonds, 8.75%, 2030	3,190,000	d	4,287,424
France Telecom:
Notes, 7.45%, 2006	3,140,000		3,231,509
Notes, 8%, 2011	1,280,000	d	1,476,877
Nextel Communications,
Sr. Notes, 5.95%, 2014	715,000		727,512
Qwest:
Senior Notes, 7.875%, 2011	710,000	e	724,200
Bank Note, Ser. A, 6.5%, 2007	3,900,000	d	4,017,000
Bank Note, Ser. B, 6.95%, 2010	2,322,000	d	2,269,755
SBC Communications,
Notes, 5.625%, 2016	945,000		981,108
Sprint Capital:
Notes, 8.75%, 2032	685,000		923,942
Sr. Notes, 6.125%, 2008	2,641,000		2,777,761
Verizon Florida,
Debs., 6.125%, 2013	2,333,000		2,465,519
			30,778,203
U.S. Government - 6.8%
U.S. Treasury Bonds,
6.25%, 5/15/2031	2,615,000		3,256,590
U.S. Treasury Inflation Protected Securities,
3.375%, 1/15/2007	21,550,460	g	22,639,576
U.S. Treasury Notes:
3.375%, 9/15/2009	2,775,000		2,722,860
4.25%, 8/15/2013	10,250,000		10,335,690
			38,954,716
U.S. Government Agencies/Mortgage Backed - 34.3%
Federal Home Loan Mortgage Corp.:
5.5%, 9/1/2034	447,364		452,813
6.5%, 10/1/2031-5/1/2032	1,765,625		1,837,352
REMIC, Multiclass Mortgage Participation Ctfs.,
Ser. 2586, Cl. WE, 4%, 12/15/2032	9,604,564		9,271,384
Federal National Mortgage Association:
4.5%	22,875,000	h	22,610,521
5%	58,500,000	h	58,264,320
5%, 1/18/2018-5/18/2018	2,025,018		2,042,951
5.5%	11,400,000	h	11,667,102
5.5%, 8/1/2034-9/1/2034	13,951,021		14,097,624
6%	30,475,000	h	31,293,863
6.5%, 11/1/2010	1,384		1,445
REMIC, Multiclass Mortgage Participation Ctfs.,
Ser. 2004-58, Cl. L, 5%, 7/25/2034	4,174,327		4,255,225
Government National Mortgage Association I:
5.5%, 6/15/2033	24,153		24,606
6%	250,000	h	257,812
6%, 1/15/2033-1/15/2034	24,023,305		24,811,083
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027	1,975,000		1,960,442
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030	3,420,000		3,412,476
Ser. 2005-34, Cl. A, 4.32%, 6/16/2022	1,975,000		1,935,500
Government National Mortgage Association II:
3.5%, 7/20/2030	175,944	d	178,078
6.5%, 1/20/2028-9/20/2031	939,983		981,690
7%, 11/20/2029-7/20/2031	316,688		334,667
7.5%, 10/20/2030-8/20/2031	419,743		448,861
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029	4,800,000		4,979,763
			195,119,578

Total Bonds and Notes
(2,487,637)		590,461,316

Preferred Stock - 1.1%
Banking - .1%
Sovereign Capital Trust II,
Cum. Conv., $2.1875	15,500	691,687

Health Care - 1.0%
Schering-Plough,
Cum. Conv., $3.00	99,850	5,828,744
Total Preferred Stock
(10,733)		6,520,431

	Face Amount
	Covered by
Options-0%	Contracts ($)	Value ($)
Call Options - 0%
U.S. Treasury Notes, 4%, 2/15/2015
May 2005 @ $96.9375	11,945,000	188,014
Put Options - 0%
U.S. Treasury Notes, 4%, 2/15/2015
June 2005 @ $95.328125	6,350,000	6,668
Total Options
(5,102)		194,682

Other Investments - 7.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund	42,011,000 i	42,011,000
(cost $42,011,000)

	Principal
Short Term - 11.3%	Amount a	Value ($)
U.S. Government Agencies - 9.1%
Federal National Mortgage Association:
3.03%, 5/12/2005	50,000,000	49,959,361
3.0740%, 5/27/2005	1,975,000	1,971,092
		51,930,453
U.S. Treasury Bills - 2.1%
2.57%, 5/12/2005	1,744,000	1,742,744
2.33%, 5/26/2005	1,295,000	1,292,566
2.49%, 6/16/2005	9,170,000 j	9,139,647
		12,174,957
Total Short Term
(103,757)		64,105,410

Investment of Cash Collateral for Securities Loaned - 2.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund	11,127,676 i	11,127,676
(cost $11,127,676)

Total Investment (cost $715,755,905)	125.4%	714,420,515
Liabilities, Less Cash and Receivables	(25.4) %	(144,933,905)
Net Assets	100.0%	569,486,611

a U.S. Dollars unless otherwise noted.
AUD-Australian Dollars
EUR-Euro
b All or a portion of these securities are on loan. At April 30, 2005, the total market value of the fund's securities on loan is $9,328,856 and the total market value of the collateral held by the fund is $11,127,676
c Non-income producing-security in default.
d Variable rate security--interest rate subject to periodic change.
e Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At April 30, 2005, these securities amounted to $59,789,216 or 10.5% of net assets.
f Security linked to Goldman Sachs Non-Energy- Excess Return Index.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h Purchased on a forward commitment basis.
i Investments in affiliated money market mutual funds.
j Partially held by a broker as collateral for open financial futures position.
k The value of this security has been determined in good faith under the direction of the Board of Trustees.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INTERMEDIATE TERM INCOME FUND Statement of Options Written April 30, 2005 (Unaudited)
		Face Amount
		Covered by
Issuer		Contracts ($)		Value($)

Call Options;
US Treasury Notes, 4%, 2/15/2015
May 2005 @ $98.484375		23,890,000		156,002

Put Options:
US Treasury Notes, 4%, 2/15/2015
June 2005 @ $93.53125		12,700,000		1,778

(Premium received $215,103)				157,780

Statement of Financial Futures
April 30, 2005 (Unaudited)						Unrealized
			Market Value			Appreciation/
			Covered by			(Depreciation)
	Contracts		Contracts ($)		Expiration	at 04/30/2005 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	37		7,685,016		June 2005	(4,625)
U.S. Treasury 5 Year Notes	250		27,113,281		June 2005	403,406

Financial Futures Short
U.S. Treasury 30 Year Bonds	80		9,187,500		June 2005	(206,445)
						192,336

DREYFUS INSTITUTIONAL YIELD ADVANTAGE FUND

Statement of Investments
April 30, 2005 (Unaudited)

		Principal
Bonds and Notes	8.9%	Amount ($)	Value ($)

U.S. Government	6.1%
U.S. Treasury Inflation Protected Securities,
3.625%, 1/15/2008		1,186,990 a	1,278,429

U.S. Government Agencies	2.8%
Federal Home Loan Bank,
Bonds, 4.125%, 4/18/2008		250,000	250,917
Federal National Mortgage Association,
Notes, 3.625%, 3/15/2007		350,000	348,719
			599,636

Total Bonds and Notes
(cost $ 1,874,815)			1,878,065

Other Investments	24.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $ 5,164,000)		5,164,000 b	5,164,000

		Principal
Short-Term Investments	66.5%	Amount ($)	Value ($)
U.S. Treasury Bills:
2.53%, 5/5/2005		3,000,000 c	2,999,340
2.59%, 5/26/2005		4,000,000	3,992,480
2.61%, 6/9/2005		4,000,000	3,988,920
2.72%, 7/14/2005		2,000,000	1,988,860
2.82%, 7/28/2005		1,000,000	993,250
Total Short-Term Investments
(cost $ 13,962,642)			13,962,850

Total Investments (cost $ 21,001,457)		100.0%	21,004,915

Liabilities, Less Cash and Receivables		0.0%	(9,585)

Net Assets		100.0%	20,995,330

a	Principal amount for accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.
b	Investment in affiliated money market mutual fund.
c	Partially held by a broker as collateral for open financial futures positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INSTITUTIONAL YIELD ADVANTAGE FUND

Statement of Financial Futures
April 30, 2005 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2005 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	6	1,246,219	June 2005	(188)
U.S. Treasury 5 Year Notes	6	650,719	June 2005	1,313
				1,125

DREYFUS INVESTMENT GRADE BOND FUNDS, INC.: DREYFUS PREMIER SHORT TERM INCOME FUND

Statement of Investments April 30, 2005 (Unaudited)
	Prinicipal
Bonds and Notes - 101.6%	Amount	a	Value ($)
Agricultural - .6%
Altria,
Notes, 7.2%, 2007	3,035,000		3,176,279
Airlines - 0%
US Airways,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	1,092,319	b,k	109
Asset-Backed-Ctfs./Automobile Receivables - 2.9%
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B, 4.64%, 2010	1,500,000		1,508,981
WFS Financial Owner Trust:
Ser. 2003-3, Cl. A4, 3.25%, 2011	10,675,000		10,560,148
Ser. 2005-2, Cl. B, 4.57%, 2012	2,500,000		2,512,891
			14,582,020
Asset - Backed Ctfs./Credit Cards - .6%
Carrington Mortgage Loan Trust,
Ser. 2005-OPT2, Cl. A1A, 3.18%, 2035	1,300,000		1,300,000
Morgan Stanley ABS Capital I,
Ser. 2005-WMC3, Cl. A2A, 3.18%, 2035	1,675,000		1,675,000
			2,975,000
Asset - Backed Ctfs./Home Equity Loans - 6.1%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6, 5.14%, 2034	1,225,000		1,236,390
Bayview Financial Acquisition I,
Ser. 2005-B, Cl. A6, 5.208%, 2039	1,985,000		1,996,786
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. A3A, 3.12%, 2035	1,775,000	c	1,775,000
Conseco Finance Securitizations:
Ser. 2000-E, Cl. A5, 8.02%, 2031	2,282,427		2,288,247
Ser. 2001-D, Cl. A4, 5.53%, 2032	774,282		781,188
Equity One ABS:
Ser. 2004-2, Cl. AF2, 2.829%, 2034	6,000,000		5,963,494
Ser. 2004-2, Cl. AF3, 3.515%, 2034	6,000,000		5,957,911
Park Place Securities,
Ser. 2005-WHQ2, Cl. A2A, 3.16%, 2035	3,350,000	c	3,350,000
Residential Asset Mortgage Products,
Ser. 2003-RS9, Cl. MI1, 5.8%, 2033	1,100,000		1,114,730
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	6,365,000		6,324,676
			30,788,422
Asset-Backed Ctfs./Manufactured Housing - .3%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	1,200,000		1,297,880
Auto Manufactering - .2%
DaimlerChrysler,
Notes, 4.05%, 2008	960,000		925,426

Banking - 7.3%
Fleet National Bank,
Sub. Notes, 5.75%, 2009	4,750,000		4,968,462
Marshall & Ilsley,
Notes, 4.375%, 2009	5,300,000		5,308,289
Northern Trust,
Notes, 2.875%, 2006	2,610,000		2,577,704
Union Planters,
Notes, 4.375%, 2010	1,625,000		1,600,984
US Bancorp,
Sub. Notes, 6.875%, 2007	2,661,000		2,822,382
Washington Mutual,
Notes, 4%, 2009	6,400,000		6,290,323
Wells Fargo & Co.,
Sub. Notes, 6.375%, 2011	5,575,000	d	6,159,115
World Savings Bank,
Sr. Notes, 4.125%, 2008	4,875,000		4,864,407
Zions Bancorporation,
Sr. Notes, 2.7%, 2006	2,215,000		2,188,052
			36,779,718
Chemicals - 1.0%
Lubrizol,
Sr. Notes, 4.625%, 2009	2,945,000		2,921,737
RPM International:
Sr. Notes, 4.45%, 2009	625,000	e	617,670
Bonds, 6.25%, 2013	1,280,000		1,351,811
			4,891,218
Commercial Mortgage Pass - Through Ctfs. - 1.6%

Calwest Industrial Trust,

Ser. 2002-CALW, Cl. A, 6.127%, 2017	2,325,000	e	2,514,813
LB-UBS Commercial Mortgage Trust,
Ser. 2002-C4, Cl. A1, 3.268%, 2026	4,008,277		3,971,520

Nomura Asset Acceptance II,

Ser. 2005-WF1, Cl. A5, 5.16%, 2035	1,675,000		1,695,152
			8,181,485
Commercial Services - .2%
Deluxe,
Notes, Ser. B, 3.5%, 2007	450,000		440,306
Erac USA Finance,
Bonds, 5.6%, 2015	720,000	e	730,130
			1,170,436
Diversified Financial Service - 11.9%
Amvescap:
Notes, 5.375%, 2013	1,300,000		1,318,106
Sr. Notes, 5.9%, 2007	1,000,000		1,030,918
Bear Stearns,
Notes, 4.5%, 2010	2,650,000		2,634,792
Boeing Capital,
Notes, 7.375%, 2010	2,095,000		2,385,721
Bombardier Capital,
Notes, 5.314%, 2013	3,500,000	c,e	3,498,740
Citicorp,
Sub. Notes, 7.25%, 2008	3,290,000		3,580,500
Credit Suisse First Boston,
Notes, 4.625%, 2008	4,000,000		4,039,736
Countrywide Home Loans,
Notes, Ser. L, 4%, 2011	1,850,000		1,773,950
Ford Motor Credit Co,
Sr. Notes, 7.25%, 2011	1,505,000	d	1,392,810
General Electric Capital,
Notes, Ser A, 4.25%, 2008	4,925,000		4,935,702
GMAC,
Notes, 6.75%, 2014	1,230,000	d	1,032,134

Goldman Sachs,
Notes, 5.7%, 2012		2,500,000	2,624,908
HSBC Finance,
Bonds, 4.75%, 2010		1,675,000 d	1,686,363
International Lease Finance,
Notes, 4.75%, 2012		2,020,000	1,988,042
JPMorgan Chase & Co.,
Sr. Notes, 3.625%, 2008		6,800,000	6,680,640
Lehman Brothers,
Notes, 3.5%, 2008		4,100,000	4,022,387
Merrill Lynch & Co,
Notes, 4.125%, 2009		5,400,000	5,340,967
Morgan Stanley,
Notes, 4%, 2010		5,435,000	5,299,120
USA Education,
Notes, Ser. A, 5.625%, 2007		4,910,000	5,043,513
			60,309,049
Electric Utilities - 3.3%

Ameren,
Bonds, 4.263%, 2007		1,200,000	1,200,457
FPL Energy National Wind,
Notes, 5.608%, 2024		240,000 e	242,928
Florida Power & Light,
First Mortgage, 6.875%, 2005		6,525,000	6,648,512
Monongahela Power,
First Mortgage, 5%, 2006		2,950,000	2,987,064
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012		475,000	476,188
Virginia Electric and Power,
Sr. Notes, Ser. A, 5.75%, 2006		4,930,000	5,011,365
			16,566,514
Environmental Control - .4%
Waste Management,
Sr. Notes, 6.875%, 2009		2,000,000	2,163,712
Food & Beverages - 1.1%
Kroger,		3,500,000	3,761,933
Notes, 7.45%, 2008
Safeway,
Notes, 4.8%, 2007		1,555,000	1,564,935
Stater Brothers,
Sr. Notes, 8.125%, 2012		480,000	448,800
			5,775,668
Foreign Governmental - 6.1%
Australia Government,
Bonds, Ser. 121, 5.25%, 2010	AUD	12,000,000	9,339,635
Banco Nacional de Desenvolvimento Economico e Social,
Notes, 5.832%, 2008		1,585,000 c	1,585,491
Deutsche Bundesrepublik:
Bonds, Ser. 03, 4.5%, 2013	EUR	3,625,000	5,080,191
Bonds, Ser. 98, 4.125%, 2008	EUR	3,700,000	4,993,123
Export-Import Bank of Korea,
Sr. Notes, 4.5%, 2009		1,425,000	1,418,566
Republic of South Africa,
Notes, 9.125%, 2009		1,720,000	1,990,900
Russian Federation,
Bonds, 10%, 2007		2,305,000 e	2,564,313
United Mexican States,
Notes, 9.875%, 2010		3,340,000	3,992,970
			30,965,189
Gaming & Lodging - .3%
MGM Mirage,
Sr. Notes, 6%, 2009		525,000	520,406
Mohegan Tribal Gaming Authority,
Sr. Notes, 6.125%, 2013		775,000 e	767,250

		1,287,656
Manufacturing - .1%
Bombardier,
Notes, 6.3%, 2014	800,000 d,e	692,000
Media - 3.5%
British Sky Broadcasting,
Notes, 7.3%, 2006	4,880,000	5,103,265
Clear Channel Communications:
Sr. Notes, 5%, 2012	1,350,000	1,280,097
Sr. Notes, 6%, 2006	725,000	737,137
Comcast,
Notes, 5.5%, 2011	1,240,000	1,285,880
Media General,
Notes, 6.95%, 2006	5,000,000	5,163,095
Time Warner:
Sr. Notes, 6.15%, 2007	2,450,000	2,539,746
Sr. Notes, 6.75%, 2011	1,195,000	1,314,412
		17,423,632
Oil & Gas - .9%
BP Capital Markets,
Notes, 2.75%, 2006	4,600,000	4,524,509
Paper & Forest Products - 1.1%
Celulosa Arauco y Constitucion,
Notes, 5.625%, 2015	1,130,000 e	1,136,130
Georgia-Pacific,
Sr. Notes, 8.875%, 2010	1,795,000	2,001,425
International Paper,
Notes, 4.25%, 2009	2,550,000	2,521,328
		5,658,883
Pharmaceuticals - .3%
American Home Products,
Notes, 6.95%, 2011	1,150,000	1,281,888
Medco Health Solutions,
Sr. Notes, 7.25%, 2013	350,000	389,646
		1,671,534
Real Estate Investment Trusts - 2.3%
Arden Realty,
Notes, 5.25%, 2015	475,000	467,850
Duke Realty,
Sr. Notes, 5.875%, 2012	3,000,000	3,150,168
EOP Operating,
Sr. Notes, 7%, 2011	1,450,000	1,603,757
ERP Operating,
Notes, 4.75%, 2009	2,400,000	2,408,966
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014	1,165,000	1,132,808
Mack-Cali Realty,
Notes, 5.05%, 2010	550,000	555,642
Simon Property,
Notes, 4.875%, 2010	2,275,000	2,282,915
		11,602,106

Residential Mortgage Pass- Through Ctfs. - 4.8%
Countrywide Alternative Loan Trust,
Ser. 2004-7T1, Cl. A1, 5.75%, 2034	12,336,504		12,468,686
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	4,643,746		4,789,116
GSR Mortgage Loan Trust II,
Ser. 2004-12, Cl. A2, 3.554%, 2034	3,956,826	c	3,898,876
Washington Mutual,
Ser. 2005-AR4, Cl. A4B, 4.684%, 2035	3,294,000	c	3,274,442
			24,431,120
Retail - .2%
May Department Stores,
Notes, 3.95%, 2007	1,275,000		1,263,362
Semiconductors - .1%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	415,000		427,450
Structured Index - 1.1%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	5,845,000	e,f	5,503,068
Telecommunications - 3.5%
Alltel,
Notes, 4.656%, 2007	1,050,000		1,059,429
Deutsche Telekom International Finance:
Bonds, 8.25%, 2005	6,450,000		6,486,391
Bonds, 8.75%, 2030	775,000		1,041,616
France Telecom,
Notes, 8%, 2011	1,165,000	c	1,344,189
Nextel Communications,	450,000		457,875
Sr. Notes, 5.95%, 2014
Sprint Capital,
Sr. Notes, 7.625%, 2011	2,375,000		2,683,957
Verizon Global Funding,
Notes, 7.25%, 2010	4,100,000		4,609,265
			17,682,722
Transportation - .8%
Union Pacific:
Notes, 3.875%, 2009	1,350,000		1,321,857
Notes, 5.75%, 2007	2,510,000		2,594,595
			3,916,452
U.S. Government - 27.7%
U.S. Treasury Inflation Protected Securities:
.875%, 4/15/2010	17,268,814	g	17,040,289
3.375%, 1/15/2007	26,537,143	g	27,878,276
U.S. Treasury Notes:
3%, 12/31/2006	76,400,000		75,686,424
3.375%, 9/15/2009	1,010,000		991,023
4.25%, 8/15/2013	18,315,000		18,468,113
			140,064,125
U.S. Government Agencies/Mortgage-Backed - 11.3%
Federal Home Loan Mortgage Corp.:
4%, 2/1/2010-4/1/2010	26,669,643		26,519,550
4.5%, 2/1/2010	3,619,199		3,644,062
6.5%, 3/1/2032-6/1/2032	1,263,931		1,315,427
REMIC, Gtd. Multiclass Mortgage Participation Ctfs.:
Ser. 2535, Cl. PL, 4%, 6/15/2029	3,081,952		3,075,445
Ser. 2567, Cl. OH, 4%, 3/15/2010	1,514,323		1,516,553
(Interest Only Obligation),
Ser. 1987, Cl. PI, 7%, 9/15/2012	262,023	h	31,141
Federal National Mortgage Association:
4%, 2/1/2010-5/1/2010	4,238,487		4,188,134
4.645%, 2/1/2029	91,638	c	93,940
6%, 9/1/2034	919,138		944,677

REMIC, Trust, Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE, 3%, 4/25/2033	1,268,804		1,197,990
(Interest Only Obligation),
Ser. 2001-72, Cl. IA, 6%, 3/25/2030	104,063	h	2,108
Government National Mortgage Association I:
5.5%, 2/15/2034-9/15/2034	4,970,373		5,063,568
6%, 12/15/2031-2/15/2034	2,766,667		2,857,087
REMIC, Trust, Gtd. Pass-Through Ctfs.:
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027	1,400,000		1,372,000
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030	1,525,000		1,521,645
Ser. 2005-34, Cl. A, 4.32%, 6/16/2022	2,600,000		2,580,835
Project Loan,
8%, 9/15/2008	358,437		365,939
Government National Mortgage Association II:
3.375%, 4/20/2030	639,748	c	647,488
7%, 12/20/2030-4/20/2031	61,329		64,802
7.5%, 11/20/2029-12/20/2030	66,873		71,512
			57,073,903
Total Bonds and Notes
(cost $520,120,131)			513,770,647

	Principal
Short Term Investments - .9%	Amount		Value ($)
U.S. Government Agencies - .3%
Federal Home Loan Mortgage Corp.,

3.007%, 5/31/2005	1,675,000		1,671,203
U.S. Treasury Bills - .6%
2.6%, 5/26/2005	2,580,000		2,575,150
2.425%, 6/16/2005	300,000	i	299,007
			2,874,157
Total Short Term Investments
(cost $4,545,363)			4,545,360

Investment of Cash Collateral for Securities Loaned - 1.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $6,484,200)	6,484,200	j	6,484,200

Total Investment (cost $531,149,694 )	103.8%		524,800,207
Liabilities, Less Cash and Receivables	(3.8)%		(19,180,974)
Net Assets	100.0%		505,619,233

a	Principal amount stated in U.S Dollars unless otherwise noted.
AUD-Australian Dollar
EUR-Euro
b	Non-income producing-security in default.
c	Variable rate security--interest rate subject to periodic change.
d	All or a portion of these securities are on loan. At April 30, 2005, the total market value of the fund's securities on loan is $6,250,561 and the total market value of the collateral held by the fund is $6,484,200.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At April 30, 2005, these securities amounted to $18,267,042 or 3.6% of net assets.
f	Security linked to Goldman Sachs Non Energy-Excess Return Index.
g	Principal amount for accrual purposes is periodically adjusted on changes in the Consumer Price Index.
h	Notional face amount shown.
i	Partially held by a broker as colleteral for open financial futures contract.
j	Investments in affiliated money market mutual funds.
k	The value of this security has been determined in good faith under the direction of the Baord of Directors.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER SHORT TERM INCOME FUND
Statement of Financial Futures
April 30, 2005 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2005 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	90	9,760,781	June-2005	(14,062)

Financial Futures Short
U.S. Treasury 30 Year Bonds	236	26,295,563	June 2005	(217,594)
U.S. Treasury 10 Year Notes	10	1,148,438	June-2005	(15,625)

				(247,281)

DREYFUS PREMIER YIELD ADVANTAGE FUND
Statement of Investments
April 30, 2005 (Unaudited)

	Principal
Bonds and Notes - 94.3%	Amount($)		Value ($)
Asset-Backed Ctfs./Auto Loans - 2.5%
WFS Financial Owner Trust:
Ser. 2005-1, Cl. A3, 3.59%, 2009	2,675,000		2,655,570
Ser. 2005-2, Cl. A4, 4.39%, 2012	1,500,000		1,507,734
			4,163,304
Asset-Backed Ctfs./Credit Cards - 1.6%
Chase Issuance Trust,
Ser. 2005-C1, Cl. C1, 3.32%, 2012	1,250,000	a	1,251,137
Providian Gateway Master Trust,
Ser. 2004-DA, Cl. A, 3.35%, 2011	1,480,000	b	1,452,019
			2,703,156
Asset-Backed Ctfs./Home Equity Loans - 17.8%
ACE Securities,
Ser. 2005-HE2, Cl. A2B, 3.22%, 2035	2,500,000	a	2,501,562
Bear Stearns Asset Backed Securities,
Ser. 2005-HE4, Cl. 1A1, 3.16%, 2035	2,000,000	a	2,000,000
Centex Home Equity,
Ser. 2005-B, Cl. AF2, 4.24%, 2035	655,000		654,418
Citigroup Mortgage Loan Trust,
Ser. 2005-OPT1, Cl. A1B, 3.23%, 2035	2,500,000	a	2,504,724
Conseco Finance Securitizations,
Ser. 2001-D, Cl. A4, 5.53%, 2032	464,569		468,713
Fremont Home Loan Trust,
Ser. 2005-1, Cl. 2A1, 3.12%, 2035	1,959,440	a	1,960,576
GSAA Home Equity Trust:
Ser. 2004-5, Cl. AF2, 4.736%, 2034	1,612,000		1,619,915
Ser. 2005-3, Cl. A1, 3.15%, 2034	1,353,365	a	1,353,365
Merrill Lynch Mortgage Investors,
Ser. 2004-HE2, Cl. A1A, 3.42%, 2035	1,996,069	a	2,005,521
Morgan Stanley ABS Capital I,
Ser. 2004-NC8, Cl. A2A, 3.19%, 2013	1,374,769	a	1,375,209
Ser. 2004-WMC2, Cl. A2, 3.38%, 2034	996,799	a	997,376
Option One Mortgage Loan Trust:
Ser. 2003-5, Cl. M1, 3.67%, 2033	1,000,000	a	1,006,911
Ser. 2004-1, Cl. A2, 3.31%, 2034	1,852,615	a	1,855,009
Park Place Securities,
Ser. 2005-WHQ1, Cl. A3A, 3.13%, 2035	2,717,139	a	2,719,861
Residential Asset Securities,
Ser. 2005-EMX1, Cl. AI1, 3.12%, 2035	1,908,381	a	1,909,661
Securitized Asset Backed Receivables Trust,
Ser. 2005-OP1, Cl. A2B, 3.2%, 2035	4,500,000	a	4,502,603
			29,435,424
Asset-Backed Ctfs./Manufactured Homes- .6%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	1,000,000		1,081,567

Asset-Backed Ctfs./Student Loans - 1.2%
Nelnet Student Loan,
Ser. 2004-1A, Cl. A2, 2.98%, 2030	2,000,000	a,b	2,000,240

Asset-Backed Ctfs./Utilities - .6%
PG&E Energy Recovery Funding,
Ser. 2005-1, Cl. A2, 3.87%, 2011	1,000,000		997,250

Automotive - 4.0%
DaimlerChrysler,
Notes, 4.125%, 2007	915,000		900,808
General Motors,
Notes, 6.25%, 2005	3,500,000		3,500,000
Johnson Controls,

Notes, 3.08%, 2005	2,315,000	a	2,315,984
			6,716,792
Banking - 6.4%
Abbey National,
Sub. Notes, 6.69%, 2005	4,000,000		4,057,864
City National Bank,
Sub. Notes, 6.375%, 2008	721,000		757,930
National City Bank,
Bonds, 4.5%, 2010	800,000		802,082
Washington Mutual:
Notes, 2.93%, 2007	2,500,000	a	2,498,750
Sr. Notes, 7.25%, 2005	2,500,000		2,525,602
			10,642,228
Broadcasting - 1.0%
Clear Channel Communications,
Sr. Notes, 6%, 2006	1,600,000		1,626,784

Cable/Media - 3.0%
TCI Communications,
Sr. Notes, 8%, 2005	3,145,000		3,179,155
Univision Communications,
Sr. Notes, 2.875%, 2006	1,900,000		1,866,862
			5,046,017
Financial Services - 15.9%
Bear Stearns,
Notes, Ser. B, 2.9%, 2008	2,500,000	a	2,503,668
CIT,
Notes, 3.04%, 2007	2,500,000	a,c	2,505,772
Countrywide Financial,
Notes, Ser. A, 3.29%, 2007	2,000,000	a,c	2,001,470
Deluxe,
Notes, Ser. B, 3.5%, 2007	1,000,000		978,458
Goldman Sachs,
Notes, Ser. B, 3.19%, 2007	2,055,000	a	2,057,195
HSBC Finance,
Notes, 3.13%, 2007	2,400,000	a	2,400,634
International Lease Finance,
Notes, Ser. P, 3.54%, 2010	2,000,000	a	1,997,908
John Deere Capital,
Notes, Ser. D, 3.875%, 2007	1,000,000		996,770
Lehman Brothers:
Notes, Ser. G, 3.02%, 2009	2,000,000	a	2,007,696
Notes, Ser. G, 4.25%, 2010	800,000	c	790,036
MBNA,
Notes, Ser. F, 3.64%, 2008	1,000,000	a	1,000,259
Merrill Lynch & Co.,
Notes, Ser. C, 2.99%, 2010	1,900,000	a	1,903,868
Morgan Stanley,
Sr. Notes, Ser. F, 3.275%, 2008	2,000,000	a	2,000,492
SLM,
Notes, Ser. A, 3.24%, 2008	2,000,000	a	2,000,124
Textron Financial,
Notes, Ser. E, 4.125%, 2008	1,255,000		1,254,093
			26,398,443
Foreign/Governmental - 1.8%
United Mexican States,
Notes, Ser. A, 3.84%, 2009	3,000,000	a	3,039,750

Industrial - 1.5%
Tyco International,
Notes, 5.8%, 2006	2,500,000		2,559,985

Oil & Gas - 4.4%
Atmos Energy,
Notes, 3.035%, 2007	2,822,000	a	2,827,559
Ocean Energy,

Sr. Notes, 4.375%, 2007	1,279,000		1,278,144
Sempra Energy,
Sr. Notes, 4.621%, 2007	1,500,000		1,507,197
Southern California Gas,
First Mortgage Bonds, 3.08%, 2009	1,680,000	a	1,681,205
			7,294,105
Residential Mortgage Pass-Through Ctfs. - 8.4%
Adjustable Rate Mortgage Trust,
Ser. 2005-3, Cl. 8A2, 3.26%, 2035	1,961,004	a	1,973,054
Countrywide Alternative Loan Trust,
Ser. 2004-7T1, Cl. A1, 5.75%, 2034	4,797,529		4,848,934
Countrywide Home Loans,
Ser. 2004-21, Cl. A8, 8%, 2034	2,780,493		2,838,216
GSR Mortgage Loan Trust,
Ser. 2004-15F, Cl. 2A2, 5%, 2034	2,302,236		2,315,704
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2005-8XS, Cl. A1, 3.12%, 2035	1,872,238	a	1,872,238
			13,848,146
Telecommunications - 2.5%
British Telecommunications,
Notes, 7.875%, 2005	4,000,000	a	4,100,836

Transportation - 1.3%
Norfolk Southern,
Notes, Ser. A, 7.22%, 2006	2,000,000		2,087,370

U.S. Government - 5.4%
U.S. Treasury Inflation Protected Securities,
3.625%, 1/15/2008	8,261,450	d,e	8,897,864

U.S. Government Agencies/Mortgage-Backed - 10.1%
Federal Home Loan Mortgage Corp.:
REMIC Trust, Gtd. Multiclass Mortgage Participation Ctfs.:
Ser. 2443, Cl. TD, 6.5%, 10/15/2030	3,911,315		3,948,628
Ser. 2503, Cl. VD, 6%, 2/15/2021	3,000,000		3,089,010
Ser. 2535, Cl. PL, 4%, 6/15/2029	1,348,354		1,345,507
Structured Pass-Through Securities,
Ser. H005, Cl. A2, 2.55%, 8/15/2007	1,525,563		1,516,582
Federal National Mortgage Association:
REMIC Trust, Gtd. Pass-Through Ctfs.:
Ser. 2002-55, Cl. GD, 5.5%, 11/25/2015	1,336,720		1,342,748
Ser. 2003-49, Cl. JE, 3%, 4/25/2033	2,537,608		2,395,979
Ser. 2005-13, Cl. PA, 5%, 3/25/2027	2,044,568		2,069,743
Government National Mortgage Association I,
Ser. 2002-52, Cl. AG, 6%, 9/20/2029	975,562		979,936
			16,688,133
Utilities/Gas & Electric - 4.3%
Appalachian Power,
Notes, 2.878%, 2007	1,125,000	a	1,128,277
Duke Energy,
Sr. Notes, Ser. B, 3.408%, 2005	2,000,000	a	2,000,828
Georgia Power,
Notes, Ser. U, 2.99%, 2009	2,000,000	a	2,003,096
TXU Energy,
Notes, 3.92%, 2006	1,947,000	a,b	1,947,325
			7,079,526
Total Bonds and Notes
(cost $ 156,778,051)			156,406,920

Other Investments-.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $ 1,000,000)	1,000,000	f	1,000,000

	Principal
Short-Term Investments-4.8%	Amount($)		Value ($)
Commercial Paper:

Edison Asset Securitization,
3.16%, 9/12/2005	2,000,000	1,976,476
MetLife Funding,
3.15%, 9/9/2005	2,000,000	1,977,075
St. George Bank,
3.15%, 9/14/2005	2,000,000	1,976,200
Scaldis Capital,
3.16%, 9/13/2005	2,000,000	1,976,300
Total Short-Term Investments
(cost $ 7,906,051)		7,906,051

Investment of Cash Collateral for
Securities Loaned- 3.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $ 5,431,000)	5,431,000 f	5,431,000

Total Investments
(cost $ 171,115,102)	103.0%	170,743,971

Liabilities, Less Cash and Receivables	-3.0%	(4,982,236)

Net Assets	100.0%	165,761,735

a	Variable rate security-interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005 these securities
	amounted to $ 5,399,584 or 3.3% of net assets.
c	All of these securities are on loan. At April 30, 2005, the total market value of the fund's securities on loan is
	$ 5,297,279 and the total market value of the collateral held by the fund is $ 5,431,000.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Partially held by a broker as collateral for open financial futures positions.
f	Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange
Commission on Form N-CSR.

DREYFUS PREMIER YIELD ADVANTAGE FUND
Statement of Financial Futures
April 30, 2005 (Unaudited)

		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2005 ($)
Financial Futures Short
U.S. Treasury 2 Year Notes	50	10,385,156	June 2005	(65,625)
U.S. Treasury 5 Year Notes	50	5,422,656	June 2005	(50,000)

				(115,625)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INVESTMENT GRADE FUNDS, INC.

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)